Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Future Minimum Cash Obligations
Our future minimum cash obligations as of December 31, 2021, were as follows (in thousands):

	2022	2023	2024	2025	2026	Thereafter	Total
Operating leases	$3,437	$905	$2,038	$2,458	$2,477	$14,736	$26,051
Purchase obligations	2,195	1,391	—	—	—	—	3,586

Total	$5,632	$2,296	$2,038	$2,458	$2,477	$14,736	$29,637